EQUITY - Narrative (Details) $ / shares in Units, $ in Millions			12 Months Ended
		Jun. 20, 2016 USD ($)	Dec. 31, 2020 USD ($) class $ / shares shares		Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 USD ($) shares
Share capital, number of classes of units | class			2
Decrease through other distributions to owners, equity			$ 1,262	[1]	$ 1,713	[1]	$ 2,680	[2]
Issue of equity	[1]				815
Net income (loss) attributable to limited partnership unitholders			(91)		43		$ 74
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners			$ 37		$ 35
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares			$ 0.25
Weighted average number of ordinary shares outstanding (in shares) | shares			69,700,000		66,400,000
Brookfield Asset Management Inc.
Number of shares issued (in shares) | shares			4		4		4
Shares repurchased and cancelled (in shares) | shares			0		0
Weighted average number of ordinary shares outstanding (in shares) | shares			4		4
Limited Partners
Decrease through other distributions to owners, equity			$ 20	[1]	$ 18	[1]	$ 16	[2]
Number of shares issued (in shares) | shares			79,031,984		80,890,655		66,185,798
Issue of equity	[1]				$ 565
Shares repurchased and cancelled (in shares) | shares			1,858,671		202,143
Weighted average number of ordinary shares outstanding (in shares) | shares			80,200,000		73,600,000
Special Limited Partners
Number of shares issued (in shares) | shares			4		4		4
Weighted average number of ordinary shares outstanding (in shares) | shares			4		4
Associates | Holding LP
Share capital, number of classes of units | class			3
Number of shares issued (in shares) | shares			69,700,000
Preferred shareholder's capital | Brookfield Asset Management Inc.
Number of shares issued (in shares) | shares			200,002		200,002		200,002
Issued on spin-off | Brookfield Asset Management Inc.
Issue of equity		$ 250
Issued on spin-off | Preferred shareholder's capital | Brookfield Asset Management Inc.
Issue of equity		$ 15
Retained earnings | Special Limited Partners
Decrease through other distributions to owners, equity	[2]						$ 278
Retained earnings | Limited Partners
Decrease through other distributions to owners, equity			$ 20	[1]	$ 18	[1]	16	[2]
Interest of others in operating subsidiaries
Decrease through other distributions to owners, equity			$ 1,225	[1]	$ 1,678	[1]	$ 2,370	[2]
Entities with joint control or significant influence over entity
Incentive distribution rights based on percent increase in unit price			20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold (in dollars per share) | $ / shares			$ 41.96
Entities with joint control or significant influence over entity | Retained earnings | Special Limited Partners
Decrease through other distributions to owners, equity			$ 0

[1]	See Note 19 for additional information on distributions and for additional information on unit issuances and repurchases.
[2]	See Note 19 for additional information on distributions, including distributions to the Special Limited Partners.